PUT OPTIONS	12 Months Ended
Dec. 31, 2012
PUT OPTIONS
PUT OPTIONS

NOTE 13 – PUT OPTIONS

The Company granted put options on the Ring shares transferred in connection with the acquisitions of oil and natural gas properties in May and December 2011.  In May 2011, the Company granted 20,000 options with terms allowing the property seller to require the Company to repurchase the Ring shares at $5.00 per share through November 24, 2011.  At the date of issuance, the fair value of this liability was $72,922 and was capitalized as part of the acquisition cost.  In December 2011, the Company granted 80,000 options with terms allowing the property seller to require the Company to repurchase the Ring shares at $5.00 per share through December 1, 2012.  At the date of issuance, the fair value of this liability was $277,760 and was capitalized as part of the acquisition cost.  The put options are contingent consideration classified as liabilities under FASB ASC 305-30 and are recognized at the acquisition date fair value as part of the consideration transferred.  They are remeasured to fair value at each reporting date until the contingency is resolved with the change in fair value being recognized in earnings.  The put option issued in May 2011 expired unexercised prior to December 31, 2011 and therefore the full liability related to these options was recognized as a gain on change in fair value of put options.  As of December 31, 2011, the fair value of the remaining liability was $276,736.  These remaining put options expired unexercised prior to December 31, 2012 and therefore the full liability related to these options was recognized as a gain on change in fair value of put options.  The following table illustrates the assumptions used in the Black-Scholes option pricing model at the measurement dates:

	May 23, 2011	December 1, 2011	December 31, 2011
Risk free interest rate	0.11%	0.11%	0.11%
Expected life (years)	0.5	1.0	0.9
Dividend yield	0%	0%	0%
Volatility	207%	198%	198%